UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21067

                   Torrey International Strategy Partners, LLC
               (Exact name of registrant as specified in charter)

                          505 Park Avenue, Fifth Floor
                            New York, New York 10022
               (Address of principal executive offices)(Zip code)

                             Torrey Associates, LLC
                          505 Park Avenue, Fifth Floor
                            New York, New York 10022
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 644-7800

                     Date of fiscal year end: March 31, 2005

                   Date of reporting period: December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

                                             TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
                                               (A Delaware Limited Liability Company)
                                            Schedule of Investments in Unaffiliated Funds
                                                          December 31, 2004

                                                                         First                                      Percentage
Investment Fund                                 Shares owned       acquisition date     Cost         Fair value     of net assets
---------------                                 ------------       ----------------     ----         ----------     -------------

Equity Long/Short Hedged
------------------------
Arcus Zensen Fund, L.P.                          10,582.4600        11/1/2002           $1,390,000     $1,881,761    10.64%
Artha Emerging Markets Fund, L.P.                         --         4/1/2004            1,250,000      1,409,237     7.97%
Bailey Coates Cromwell Fund, L.P.                         --         1/1/2004            1,550,000      1,636,600     9.25%
Global Undervalued Securities Fund (QP), L.P.             --         9/1/2004            1,500,000      1,666,164     9.42%
The Gradient Europe Fund, L.P.                            --         7/1/2004              250,000        267,035     1.51%
The Gradient Europe Fund, Ltd.                   10,700.3200        11/1/2002            1,190,000      1,675,373     9.47%
Gramercy Emerging Markets Fund, LLC                       --         9/1/2004              500,000        524,363     2.96%
Narragansett Overseas, L.P.                               --         6/1/2004            1,500,000      1,506,403     8.51%
Neon Liberty Emerging Markets Fund, L.P.                  --         1/1/2004            1,550,000      1,671,259     9.45%
Odey Japan & General Fuhnd (USD)                  7,914.4000         6/1/2004            1,500,000      1,484,259     8.39%
Optimal Japan Fund, L.P.                         98,880.4660        11/1/2002            1,440,000      1,811,226    10.24%
Roadrunner Fund, L.P.                           112,781.2270        11/1/2002            1,440,000      1,202,248     6.80%
                                                                                       -----------    -----------   -------
   Strategy Total                                                                       15,060,000     16,735,928    94.59%

                                                                                       -----------    -----------   -------
   Total investments in limited partnerships                                           $15,060,000    $16,735,928    94.59%
                                                                                       ===========    ===========   =======

Other assets less liabilities                                                                             956,308     5.41%
                                                                                                      -----------   -------
Net assets representing members' equity                                                               $17,692,236   100.00%
                                                                                                      ===========   =======

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.


ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

     EXHIBIT NO.       DESCRIPTION OF EXHIBIT
     -----------       ----------------------

     3(a)              Certification of Principal Executive Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

     3(b)              Certification of Principal Financial Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):


By: /s/ James A. Torrey
    --------------------------
        James A. Torrey
        Chief Executive Officer

Date: March 1, 2005

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ James A. Torrey
    --------------------------
        James A. Torrey
        President

Date: March 1, 2005


By: /s/ Richard F. Pitonzo
    --------------------------
    Richard F. Pitonzo
    Principal Financial Officer

Date: March 1, 2005

80350.0024 #551769